EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares

The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation.

	2012	2011	2010

Weighted-average common shares outstanding	1,654,137	1,652,940	1,646,138
Average treasury stock shares	(47,499)	(54,100)	(54,100)
Average unearned nonvested shares	(4,565)	-	-

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,602,073	1,598,840	1,592,038

Additional common stock equivalents (nonvested stock) used to calculate diluted earnings per share	-	11,052	-

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	2,804	607	997

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,604,877	1,610,499	1,593,035